Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020
Restricted ordinary shares					32,887
Non restricted ordinary shares					72,000
Warrants issued as compensation					16,667
Issuance of convertible promissory note					$ 1,848,333
Consultants [Member]
Number of ordinary shares issued						40,000
Warrants to purchase common stock						25,000
Consultants [Member] | Two Individual investors [Member]
Issuance of convertible promissory note			$ 11,580
Issuance of convertible promissory note, shares			26,667
Individual Investor [Member]
Number of ordinary shares issued			285,714
Warrants to purchase common stock						26,667
Issuance of convertible promissory note		$ 18,040
Issuance of convertible promissory note, shares		53,333
Holders [Member] | Convertible Promissory Note [Member]
Debt instrument principal amount		$ 1,089,833
Debt instrument price per share		$ 2.40
Number of shares issued for debt connversion		454,097
Each of Two Holders [Member] | Convertible Promissory Note [Member]
Debt instrument principal amount	$ 383,875	$ 379,250
Debt instrument price per share	$ 2.565	$ 2.42			$ 2.565
Number of shares issued for debt connversion	149,659	156,715
Other payable	$ 767,750				$ 767,750
Two Holders [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Number of shares issued for debt connversion				299,318
2016 Equity Incentive Plan [Member] | Consultants [Member]
Options granted							57,366
2016 Equity Incentive Plan [Member] | Directors and Employees [Member]
Options granted							333,348
2016 Equity Incentive Plan [Member] | Employee [Member]
Options granted		13,110					13,110